Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Common stock, shares authorized	500,000,000
Stock issued during period of holdback shares	450,000
Treasury stock, shares	316,004
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	488,000,000	488,000,000
Common stock, shares issued	4,755,277	4,821,281
Common stock, shares outstanding	4,755,277	4,821,281
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	12,000,000	12,000,000
Common stock, shares issued	4,500,000	4,050,000
Common stock, shares outstanding	4,500,000	4,050,000
Stock issued during period of holdback shares	450,000	450,000